22. Borrowings (Details) - ARS ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
SummaryOfBorrowingsLineItems [Line Items]
Non-current borrowings		$ 4,191,666	$ 2,769,599
Current borrowings		71,205	53,684
Corporate notes
SummaryOfBorrowingsLineItems [Line Items]
Non-current borrowings	[1]	3,259,216	2,769,599
Related parties
SummaryOfBorrowingsLineItems [Line Items]
Non-current borrowings		932,450	0
Interest from corporate notes
SummaryOfBorrowingsLineItems [Line Items]
Current borrowings		62,236	53,684
Interest from borrowings
SummaryOfBorrowingsLineItems [Line Items]
Current borrowings		$ 8,969	$ 0

[1]	Net of debt issuance, repurchase and redemption expenses.